Performance Management	Oct. 07, 2024
SEI Select Small Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
SEI Select International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.